Note 14 - Employee Defined Contribution Plan	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Retirement Benefits [Text Block]
14.	Employee Defined Contribution Plan

Obligations for contributions to defined contribution retirement plans for full-time employees in Hong Kong, including contributions payable under the Hong Kong Mandatory Provident Fund Schemes Ordinance, are recognized as expenses in the income statement as incurred. The total amounts for such employee benefits for the continuing operations were approximately US$65 and US$82 and US$12 for the years ended June 30, 2023, 2024 and 2025, respectively.